Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
INCOME TAXES

13. INCOME TAXES

Cayman Islands

For tax reporting purposes, the Company consolidates its entities under Zhongchao Cayman, a Cayman Islands entity as described in Note 1. Accordingly, the Company has presented the domestic portion of the disclosures below based on its country of domicile in the Cayman Islands.

Under the current tax laws of the Cayman Islands, the Company’s domestic statutory income tax rate is 0.00%, the Company is not subject to tax on income or capital gain. The difference between the Company’s domestic statutory income tax rate and its (expense) benefit for income taxes is due to the effect of the tax rates in the other jurisdictions in which the Company operates. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Under the current tax laws of BVI, the Company’s subsidiary incorporated in the BVI is not subject to tax on income or capital gains.

Hong Kong

Zhongchao HK is incorporated in Hong Kong and is subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate for the first HKD$2 million of assessable profits is 8.25% and assessable profits above HKD$2 million will continue to be subject to the rate of 16.5% for corporations in Hong Kong, effective from the year of assessment 2018/2019. Before that, the applicable tax rate was 16.5% for corporations in Hong Kong. The Company did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong since inception. Under Hong Kong tax laws, Zhongchao HK is exempted from income tax on its foreign-derived income and there is no withholding taxed in Hong Kong on remittance of dividends.

USA

Zhongchao USA is incorporated in the state of New Jersey, USA and is subject to a federal tax rate of 21% and state tax rate of 9%. For the years ended December 31, 2025, 2024 and 2023, Zhongchao USA did not have taxable income.

Japan

Under the current tax laws of Japan, Zhongchao Japan is incorporated in Japan and is subject to an income tax rate of 30%. For the years ended December 31, 2025, 2024 and 2023, Zhongchao Japan did not have taxable income.

PRC

For the years ended December 31, 2025, 2024 and 2023, Zhongchao Shanghai was subject to PRC Enterprise Income Tax (“EIT”) on the taxable income in accordance with the relevant PRC income tax laws. The EIT rate for companies operating in the PRC is 25%. The Company’s other subsidiary and the VIE’s subsidiaries that are located in the PRC were qualified as Small and Micro-sized Enterprises (“SMEs”).

SMEs are entitled to a reduced EIT rate of a reduced EIT rate of 20%, 75.0% reduction of taxable income for the first RMB 3,000,000 and no reduction for the remaining taxable income for the year ended December 31, 2025, 2024 and 2023.

In January 2023, the State Taxation Administration of the PRC announced a preferential tax treatment for research and development expenses. Qualified entities are entitled to deduct 200% research and development expenses against income to reach a net operating income.

The components of profit (loss) before income tax benefits (expenses) are summarized as follows:

	For the Years Ended December 31,
	2025	2024	2023
Domestic (Cayman Islands)	$-	$-	$-
Foreign (PRC)	(741,782)	3,233,722	(11,527,235)
Foreign (Others)	(5,026,903)	(3,171,966)	(449,764)
Total	$(5,768,685)	$61,756	$(11,976,999)

Income tax (expenses) benefits consist of the following:

	For the Years Ended December 31,
	2025	2024	2023
Current income tax expenses
Domestic (Cayman Islands)	$-	$-	$-
Foreign (PRC)	(128,172)	(43,516)	(69,467)
Foreign (Others)	(500)	(4,002)	-
Total current income tax expenses	(128,672)	(47,518)	(69,467)
Deferred income tax benefits (expenses)
Domestic (Cayman Islands)	-	-	-
Foreign (PRC)	82,490	(287,651)	806,092
Foreign (Others)	-	-	(66,865)
Total deferred income tax benefits (expenses)	82,490	(287,651)	739,227
Total income tax (expenses) benefits	$(46,182)	$(335,169)	$669,760

The following table presents income taxes paid, net of refunds, disaggregated by jurisdiction:

	For the Years Ended December 31,
	2025	2024	2023
Income taxes paid, net of refunds
Domestic (Cayman Islands)	$-	$-	$-
Foreign (PRC)	126,089	45,444	114,001
Foreign (Others)	500	500	500
Total income taxes paid, net of refunds	$126,589	$45,944	$114,501

Below is a reconciliation of the statutory tax rate to the effective tax rate after the adoption of ASU 2023-09:

	For the Years Ended December 31,
	2025		2024		2023
	Amount	Effective tax rate	Amount	Effective tax rate	Amount	Effective tax rate
Income tax expense at Cayman statutory rate	$-	-%	$-	-%	$-	-%
Effect of foreign tax rates	(375,755)	6.51%	(471,337)	(763.22)%	(3,301,850)	27.57%
Effect of non-deductible expenses	5,522	(0.10)%	59,812	96.85%	312,302	(2.61)%
Effect of research and development credits	-	-%	(12,623)	(20.44)%	(427,160)	3.57%
Effect of deferred tax rate change	-	-%	-	-%	2,350,577	(19.63)%
Effect of changes in valuation allowance	416,415	(7.21)%	759,317	1,229.54%	396,371	(3.31)%
Total income tax expenses (benefits)	$46,182	(0.80)%	$335,169	542.73%	$(669,760)	5.59%

Deferred tax assets as of December 31, 2025 and 2024 consist of the following:

	December 31, 2025	December 31, 2024
Deferred tax assets:
Net operating loss carrying forward	$1,891,291	$1,706,177
Share-based compensation	259,023	195,422
Lease liabilities	14,704	21,281
Others	93,891	25,249
Less: Deferred tax liability	(169,184)	(201,872)
Less: Valuation allowance on deferred tax assets	(2,045,531)	(1,626,832)
Deferred tax assets, net	$44,194	$119,425
Deferred tax liability
Changes in fair value of short-term investments	37,179	22,879
Downward adjustments in investments in non-marketable securities	(5,781)	(6,153)
Right-of-use assets	12,105	15,739
Unbilled revenue	147,941	349,045
Less: Deferred tax assets	(169,184)	(201,872)
Deferred tax liability, net	$22,260	$179,638

As of December 31, 2025 and 2024, the Company had net operating loss carryforwards of approximately $11.3 million and $11.4 million, respectively. The net operating loss carryforwards approximately $7.3 million from the Unite States on December 31, 2025 could be carried forward indefinitely and shall not expire. The Company also has net operating loss carryforwards from PRC of approximately $4.1 million which expires starting in 2026 through 2030. The Company reviews deferred tax assets for a valuation allowance based upon whether it is more likely than not that the deferred tax asset will be fully realized. As of December 31, 2025 and 2024, the Company recorded valuation allowance of $2,045,531 and $1,626,832 against the deferred tax assets arising mainly from net operating loss carrying forward and share-based compensation based upon management’s assessment that it is more likely than not that part of deferred tax assets will not be realized.

The Company evaluates its valuation allowance requirements at end of each reporting period by reviewing all available evidence, both positive and negative, and considering whether, based on the weight of that evidence, a valuation allowance is needed. When circumstances cause a change in management’s judgement about the recoverability of deferred tax assets, the impact of the change on the valuation allowance is generally reflected in income from operations. The future realization of the tax benefit of an existing deductible temporary difference ultimately depends on the existence of sufficient taxable income of the appropriate character within the carryforward period available under applicable tax law.

Unrecognized tax benefits

As of December 31, 2025 and 2024, there were no unrecognized tax benefits that if recognized would affect the annual effective tax rate.

The Company recognizes interest and penalty charges related to income tax payable as necessary in the provision for income taxes. For the years ended December 31, 2025 and 2024, no interest expense or penalty was accrued in relation to the income tax payable. The Company had no liability for accrued interest and penalty as of December 31, 2025 and 2024.

ASC 740 states that a tax benefit from an uncertain tax position may be recognized when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, on the basis of the technical merits. We record unrecognized tax benefits as liabilities in accordance with ASC 740 and adjust these liabilities when our judgment changes as a result of the evaluation of new information not previously available. However, due to the uncertain and complex application of tax regulations, it is possible that the ultimate resolution of uncertain tax positions may result in liabilities which could be materially different from these estimates. In such an event, the Company will record additional tax expense or tax benefit in the period in which such resolution occurs.

As a result of the Tax Act, the Company has evaluated whether it has an additional tax liability from the Global Intangible Low Taxed Income (“GILTI”) inclusion on current earnings and profits of its foreign controlled corporations. The law also provides that corporate taxpayers may benefit from a 50% reduction in the GILTI inclusion, which effectively reduces the tax rate on the foreign income to 10.5%. The GILTI inclusion further provides for a foreign tax credit in connection with the foreign taxes paid. As of December 31, 2025 and 2024 the Company does not have any aggregated positive tested income; and as such, did not record a liability for GILTI tax. With the effective date of January 1, 2018, the Tax Act introduced a provision to tax global intangible low-taxed income (“GILTI”). The Company will account for future tax liability arising from Global Intangible Low-Taxed Income, if any, as a period cost.